UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Mid Cap Value Fund

6/30/09
Quarterly portfolio holdings

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace – 1.5%
Goodrich Corp.	85,245	$4,259,693
Precision Castparts Corp.	60,513	4,419,264

		$8,678,957

Airlines – 0.3%
UAL Corp. (a)	446,342	$1,423,831

Automotive – 0.9%
Ford Motor Co. (a)	302,081	$1,833,632
Johnson Controls, Inc.	135,488	2,942,799

		$4,776,431

Biotechnology – 0.5%
Genzyme Corp. (a)	47,611	$2,650,504

Broadcasting – 0.5%
Discovery Communications, Inc., “A” (a)	128,739	$2,903,064

Brokerage & Asset Managers – 3.0%
Affiliated Managers Group, Inc. (a)	30,362	$1,766,765
Deutsche Boerse AG	38,450	2,981,778
Interactive Brokers Group, Inc. (a)	95,402	1,481,593
Invesco Ltd.	229,116	4,082,847
TD AMERITRADE Holding Corp. (a)	357,223	6,265,691

		$16,578,674

Business Services – 2.2%
Dun & Bradstreet Corp.	45,807	$3,719,986
Western Union Co.	520,041	8,528,672

		$12,248,658

Chemicals – 2.3%
Celanese Corp.	198,413	$4,712,309
PPG Industries, Inc.	186,016	8,166,102

		$12,878,411

Computer Software – 3.0%
Autodesk, Inc. (a)	203,917	$3,870,345
MicroStrategy, Inc., “A” (a)	156,583	7,863,598
MSC Software Corp. (a)	214,434	1,428,130
Parametric Technology Corp. (a)	97,200	1,136,268
VeriSign, Inc. (a)	137,247	2,536,325

		$16,834,666

Construction – 3.9%
Black & Decker Corp.	115,757	$3,317,596
NVR, Inc. (a)	21,270	10,685,835
Sherwin-Williams Co.	124,722	6,703,808
Toll Brothers, Inc. (a)	71,004	1,204,938

		$21,912,177

Consumer Goods & Services – 3.8%
Alberto-Culver Co.	123,982	$3,152,862
Avon Products, Inc.	160,926	4,148,672
Chattem, Inc. (a)	24,886	1,694,737
Clorox Co.	86,371	4,822,093
H&R Block, Inc.	382,042	6,582,584
Monster Worldwide, Inc. (a)	67,474	796,868

		$21,197,816

Containers – 1.9%
Ball Corp.	70,242	$3,172,129
Crown Holdings, Inc. (a)	67,752	1,635,533

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – continued
Owens-Illinois, Inc. (a)	217,283	$6,086,097

		$10,893,759

Electrical Equipment – 2.3%
AMETEK, Inc.	83,178	$2,876,295
Rockwell Automation, Inc.	187,120	6,010,294
W.W. Grainger, Inc.	50,171	4,108,001

		$12,994,590

Electronics – 3.5%
Agilent Technologies, Inc. (a)	391,571	$7,952,807
ASML Holding N.V.	79,710	1,725,722
Flextronics International Ltd. (a)	599,181	2,462,634
Linear Technology Corp.	52,346	1,222,279
National Semiconductor Corp.	517,349	6,492,730

		$19,856,172

Energy - Independent – 3.9%
CONSOL Energy, Inc.	61,014	$2,072,035
Denbury Resources, Inc. (a)	76,245	1,123,089
Foundation Coal Holdings, Inc.	40,840	1,148,012
Noble Energy, Inc.	115,689	6,822,180
Plains Exploration & Production Co. (a)	206,822	5,658,650
Ultra Petroleum Corp. (a)	122,700	4,785,300

		$21,609,266

Engineering - Construction – 0.3%
MasTec, Inc. (a)	162,676	$1,906,563

Food & Beverages – 4.2%
Hain Celestial Group, Inc. (a)	73,103	$1,141,138
J.M. Smucker Co.	190,632	9,276,153
McCormick & Co., Inc.	136,316	4,434,359
Mead Johnson Nutrition Co., “A”	145,326	4,617,007
Pepsi Bottling Group, Inc.	117,854	3,988,179

		$23,456,836

Food & Drug Stores – 0.5%
SUPERVALU, Inc.	221,149	$2,863,880

Gaming & Lodging – 1.6%
InterContinental Hotels Group PLC	272,806	$2,796,151
Penn National Gaming, Inc. (a)	26,682	776,713
Royal Caribbean Cruises Ltd.	151,320	2,048,873
Starwood Hotels & Resorts Worldwide, Inc.	137,789	3,058,916

		$8,680,653

General Merchandise – 0.7%
Macy’s, Inc.	339,737	$3,995,307

Insurance – 8.6%
Allied World Assurance Co. Holdings Ltd.	309,566	$12,639,580
Aon Corp.	121,950	4,618,247
Aspen Insurance Holdings Ltd.	478,109	10,680,955
Employers Holdings, Inc.	507,774	6,880,338
Endurance Specialty Holdings Ltd.	213,084	6,243,361
Lincoln National Corp.	174,374	3,000,977
Prudential Financial, Inc.	115,725	4,307,285

		$48,370,743

Leisure & Toys – 2.2%
Electronic Arts, Inc. (a)	192,844	$4,188,572

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Hasbro, Inc.	345,280	$8,369,587

		$12,558,159

Machinery & Tools – 1.7%
AGCO Corp. (a)	54,887	$1,595,565
Eaton Corp.	117,697	5,250,463
Kennametal, Inc.	138,586	2,658,079

		$9,504,107

Major Banks – 1.4%
Regions Financial Corp.	1,367,025	$5,522,781
State Street Corp.	53,049	2,503,913

		$8,026,694

Medical & Health Technology & Services – 1.9%
DaVita, Inc. (a)	51,395	$2,541,997
Laboratory Corp. of America Holdings (a)	40,597	2,752,071
LifePoint Hospitals, Inc. (a)	93,358	2,450,648
VCA Antech, Inc. (a)	115,781	3,091,353

		$10,836,069

Medical Equipment – 4.1%
Covidien PLC	99,170	$3,712,925
DENTSPLY International, Inc.	242,333	7,396,003
Smith & Nephew PLC	549,168	4,061,192
Waters Corp. (a)	154,050	7,928,954

		$23,099,074

Metals & Mining – 1.2%
Cliffs Natural Resources, Inc.	183,830	$4,498,320
Nucor Corp.	48,476	2,153,789

		$6,652,109

Natural Gas - Distribution – 4.6%
AGL Resources, Inc.	96,435	$3,066,633
EQT Corp.	124,198	4,335,752
New Jersey Resources Corp.	41,913	1,552,458
Questar Corp.	270,923	8,414,868
Sempra Energy	113,348	5,625,461
Spectra Energy Corp.	172,778	2,923,404

		$25,918,576

Natural Gas - Pipeline – 0.7%
Williams Cos., Inc.	257,262	$4,015,860

Network & Telecom – 0.7%
Ciena Corp. (a)	354,047	$3,664,386

Oil Services – 1.9%
Exterran Holdings, Inc. (a)	190,070	$3,048,723
Noble Corp.	153,693	4,649,213
Smith International, Inc.	108,552	2,795,214

		$10,493,150

Other Banks & Diversified Financials – 3.3%
City National Corp.	80,168	$2,952,587
Discover Financial Services	272,382	2,797,363
NewAlliance Bancshares, Inc.	231,906	2,666,919
People’s United Financial, Inc.	308,107	4,633,929
SVB Financial Group (a)	145,591	3,962,987
TCF Financial Corp.	102,208	1,366,521

		$18,380,306

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Personal Computers & Peripherals – 0.7%
NetApp, Inc. (a)	201,966	$3,982,770

Pollution Control – 1.0%
Republic Services, Inc.	235,100	$5,738,791

Railroad & Shipping – 0.3%
Norfolk Southern Corp.	47,450	$1,787,442

Real Estate – 4.0%
Annaly Mortgage Management, Inc., REIT	376,300	$5,697,182
Host Hotels & Resorts, Inc., REIT	473,570	3,973,252
Jones Lang LaSalle, Inc., REIT	84,206	2,756,062
Kilroy Realty Corp., REIT	212,760	4,370,090
Mack-Cali Realty Corp., REIT	241,820	5,513,496

		$22,310,082

Restaurants – 1.9%
Darden Restaurants, Inc.	242,913	$8,011,271
Wendy’s/Arby’s Group, Inc., “A”	599,995	2,399,980

		$10,411,251

Specialty Chemicals – 2.7%
Air Products & Chemicals, Inc.	119,443	$7,714,823
Airgas, Inc.	74,255	3,009,555
FMC Corp.	51,314	2,427,152
RPM International, Inc.	127,275	1,786,941

		$14,938,471

Specialty Stores – 2.7%
Abercrombie & Fitch Co., “A”	79,337	$2,014,366
Advance Auto Parts, Inc.	52,950	2,196,896
Nordstrom, Inc.	110,004	2,187,980
PetSmart, Inc.	263,188	5,648,014
Tiffany & Co.	121,846	3,090,015

		$15,137,271

Telecommunications - Wireless – 1.0%
Cellcom Israel Ltd.	102,880	$2,733,522
NTELOS Holdings Corp.	149,823	2,759,740

		$5,493,262

Telephone Services – 2.5%
Embarq Corp.	71,236	$2,996,186
Frontier Communications Corp.	469,530	3,352,444
Virgin Media, Inc.	375,821	3,513,926
Windstream Corp.	486,380	4,066,137

		$13,928,693

Tobacco – 0.7%
Lorillard, Inc.	59,427	$4,027,368

Trucking – 0.8%
J.B. Hunt Transport Services, Inc.	57,457	$1,754,162
TNT N.V.	141,901	2,756,065

		$4,510,227

Utilities - Electric Power – 6.9%
AES Corp. (a)	282,038	$3,274,461
Allegheny Energy, Inc.	123,822	3,176,034
CMS Energy Corp.	628,192	7,588,559
DPL, Inc.	111,980	2,594,577
DTE Energy Co.	164,672	5,269,504
Northeast Utilities	392,520	8,757,121

MFS Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
NRG Energy, Inc. (a)	316,206	$8,208,708

		$38,868,964

Total Common Stocks		$550,994,040

Money Market Funds (v) – 1.3%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	7,193,785	$7,193,785

Total Investments		$558,187,825

Other Assets, Less Liabilities – 0.4%		2,477,601

Net Assets – 100.0%		$560,665,426

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$550,994,040	$—	$—	$550,994,040
Mutual Funds	7,193,785	—	—	7,193,785

Total Investments	$558,187,825	$—	$—	$558,187,825

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Mid Cap Value Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$542,168,554

Gross unrealized appreciation	$57,190,081
Gross unrealized depreciation	(41,170,810)

Net unrealized appreciation (depreciation)	$16,019,271

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	132,006,240	(124,812,455)	7,193,785

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$14,946	$7,193,785

MFS® Blended Research℠ Core Equity Fund

6/30/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 3.3%
Lockheed Martin Corp.	2,552	$205,820
Northrop Grumman Corp.	5,409	247,083
Precision Castparts Corp.	1,980	144,599
United Technologies Corp.	2,420	125,743

		$723,245

Automotive – 1.2%
Johnson Controls, Inc.	11,870	$257,816

Biotechnology – 1.4%
Amgen, Inc. (a)	4,500	$238,230
Genzyme Corp. (a)	1,320	73,484

		$311,714

Broadcasting – 0.4%
Time Warner, Inc.	3,740	$94,211

Brokerage & Asset Managers – 0.4%
TD AMERITRADE Holding Corp. (a)	5,370	$94,190

Business Services – 1.4%
Accenture Ltd., “A”	4,060	$135,848
Visa, Inc., “A”	1,380	85,919
Western Union Co.	4,750	77,900

		$299,667

Cable TV – 1.7%
Comcast Corp., “A”	13,907	$201,512
Time Warner Cable, Inc.	5,442	172,348

		$373,860

Chemicals – 2.8%
3M Co.	3,550	$213,355
Celanese Corp.	4,420	104,975
Ecolab, Inc.	2,670	104,103
PPG Industries, Inc.	4,010	176,039

		$598,472

Computer Software – 4.2%
Akamai Technologies, Inc. (a)	8,880	$170,318
Citrix Systems, Inc. (a)	4,460	142,229
Microsoft Corp.	10,912	259,378
Oracle Corp.	15,394	329,739

		$901,664

Computer Software - Systems – 6.1%
Apple, Inc. (a)	2,728	$388,549
Dell, Inc. (a)	11,930	163,799
Hewlett-Packard Co.	9,170	354,421
International Business Machines Corp.	4,051	423,005

		$1,329,774

Construction – 0.6%
NVR, Inc. (a)	280	$140,669

Consumer Goods & Services – 3.3%
Apollo Group, Inc., “A” (a)	2,950	$209,804
Procter & Gamble Co.	9,731	497,254

		$707,058

Containers – 0.6%
Owens-Illinois, Inc. (a)	5,020	$140,610

1

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 2.6%
General Electric Co.	29,504	$345,787
Tyco Electronics Ltd.	6,700	124,553
WESCO International, Inc. (a)	3,610	90,394

		$560,734

Electronics – 2.6%
Intel Corp.	27,797	$460,040
National Semiconductor Corp.	8,310	104,291

		$564,331

Energy - Independent – 1.7%
Apache Corp.	3,840	$277,056
CONSOL Energy, Inc.	2,630	89,315

		$366,371

Energy - Integrated – 8.9%
Chevron Corp.	6,869	$455,071
Exxon Mobil Corp.	13,909	972,378
Hess Corp.	4,640	249,400
Marathon Oil Corp.	8,170	246,162

		$1,923,011

Food & Beverages – 4.1%
Coca-Cola Co.	3,160	$151,648
Coca-Cola Enterprises, Inc.	7,430	123,710
General Mills, Inc.	4,980	278,980
J.M. Smucker Co.	2,470	120,190
PepsiCo, Inc.	3,995	219,565

		$894,093

Food & Drug Stores – 1.8%
CVS Caremark Corp.	6,376	$203,203
Kroger Co.	8,890	196,025

		$399,228

Gaming & Lodging – 0.4%
Royal Caribbean Cruises Ltd.	7,240	$98,030

General Merchandise – 3.0%
Macy’s, Inc.	19,230	$226,145
Target Corp.	3,050	120,384
Wal-Mart Stores, Inc.	6,430	311,469

		$657,998

Health Maintenance Organizations – 2.1%
UnitedHealth Group, Inc.	11,010	$275,030
WellPoint, Inc. (a)	3,390	172,517

		$447,547

Insurance – 3.2%
Aflac, Inc.	3,670	$114,100
MetLife, Inc.	4,661	139,877
Prudential Financial, Inc.	4,447	165,517
Travelers Cos., Inc.	6,715	275,584

		$695,078

Internet – 1.6%
Google, Inc., “A” (a)	798	$336,429

Leisure & Toys – 0.7%
Hasbro, Inc.	6,380	$154,651

2

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 1.4%
Dover Corp.	3,960	$131,036
Eaton Corp.	3,729	166,351

		$297,387

Major Banks – 9.2%
Bank of America Corp.	30,276	$399,643
Bank of New York Mellon Corp.	8,060	236,239
Goldman Sachs Group, Inc.	3,031	446,891
JPMorgan Chase & Co.	11,453	390,662
PNC Financial Services Group, Inc.	3,280	127,297
State Street Corp.	1,390	65,608
Wells Fargo & Co.	13,240	321,202

		$1,987,542

Medical Equipment – 2.3%
Medtronic, Inc.	4,790	$167,123
Thermo Fisher Scientific, Inc. (a)	2,340	95,402
Waters Corp. (a)	2,450	126,102
Zimmer Holdings, Inc. (a)	2,511	106,969

		$495,596

Network & Telecom – 1.4%
Cisco Systems, Inc. (a)	15,850	$295,444

Oil Services – 2.0%
Halliburton Co.	5,250	$108,675
Nabors Industries Ltd. (a)	4,740	73,849
Noble Corp.	3,440	104,060
Schlumberger Ltd.	2,530	136,898

		$423,482

Other Banks & Diversified Financials – 0.4%
New York Community Bancorp, Inc.	7,410	$79,213

Pharmaceuticals – 7.5%
Abbott Laboratories	3,940	$185,338
Eli Lilly & Co.	2,960	102,534
Johnson & Johnson	7,105	403,564
Merck & Co., Inc.	8,562	239,394
Pfizer, Inc.	24,130	361,950
Schering-Plough Corp.	5,620	141,174
Wyeth	4,094	185,827

		$1,619,781

Railroad & Shipping – 0.9%
Union Pacific Corp.	3,780	$196,787

Real Estate – 0.4%
Equity Residential, REIT	3,890	$86,475

Restaurants – 1.1%
Darden Restaurants, Inc.	7,140	$235,477

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	1,130	$72,987
Praxair, Inc.	1,686	119,824

		$192,811

Specialty Stores – 1.4%
Home Depot, Inc.	7,870	$185,968
Staples, Inc.	5,870	118,398

		$304,366

3

MFS Blended Research Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 6/30/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 3.2%
AT&T, Inc.	13,404	$332,955
Qwest Communications International, Inc.	21,853	90,690
Verizon Communications, Inc.	8,626	265,077

		$688,722

Tobacco – 2.3%
Altria Group, Inc.	15,232	$249,652
Philip Morris International, Inc.	5,690	248,198

		$497,850

Trucking – 1.3%
FedEx Corp.	2,220	$123,476
United Parcel Service, Inc., “B”	3,160	157,968

		$281,444

Utilities - Electric Power – 3.5%
AES Corp. (a)	6,670	$77,439
American Electric Power Co., Inc.	5,460	157,739
FPL Group, Inc.	2,420	137,601
PG&E Corp.	6,640	255,242
Public Service Enterprise Group, Inc.	3,810	124,320

		$752,341

Total Common Stocks		$21,505,169

Money Market Funds (v) – 0.4%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	81,844	$81,844

Total Investments		$21,587,013

Other Assets, Less Liabilities – 0.3%		65,833

Net Assets – 100.0%		$21,652,846

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at the period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 6/30/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of June 30, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investment at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$21,505,169	$—	$—	$21,505,169
Mutual Funds	81,844	—	—	81,844

Total	$21,587,013	$—	$—	$21,587,013

For further information regarding security characteristics, see the Portfolio of Investments.

5

MFS Blended Research Core Equity Fund

Supplemental Information (Unaudited) 6/30/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$22,906,074

Gross unrealized appreciation	$1,990,214
Gross unrealized depreciation	(3,309,275)

Net unrealized appreciation (depreciation)	$(1,319,061)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	3,281,080	(3,199,236)	81,844

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$327	$81,844

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XI

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: August 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: August 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 18, 2009

*	Print name and title of each signing officer under his or her signature.